UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/14/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 130
Form 13F Information Table Value Total: $ 539,637 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130n103      587 26875.00 SH       SOLE                                   26875.00
ABAXIS INC COM                 COM              002567105      517 24825.00 SH       SOLE                                   24825.00
ABBOTT LABORATORIES            COM              002824100    13884 259276.42SH       SOLE                                  259276.42
ACCENTURE LTD                  COM              g1150g111    12525 292028.49SH       SOLE                                  292028.49
ADOBE SYSTEMS INC              COM              00724F101    10134 252408.00SH       SOLE                                  252408.00
ADVISORY BOARD                 COM              00762w107      767 13805.00 SH       SOLE                                   13805.00
AIRGAS INC                     COM              009363102     1784 37255.00 SH       SOLE                                   37255.00
ALLIANT TECHSYSTEMS INC        COM              018804104     1733 17485.00 SH       SOLE                                   17485.00
AMCOL INTL CORP                COM              02341w103      430 15750.00 SH       SOLE                                   15750.00
AMERICAN EXPRESS               COM              025816109    14349 234552.54SH       SOLE                                  234552.54
AMERICAN INTERNATIONAL GROUP I COM              026874107      700 10000.00 SH       SOLE                                   10000.00
AMGEN                          COM              031162100    10491 189758.00SH       SOLE                                  189758.00
AMPHENOL CORP NEW-CL A         cl A             032095101     2837 79580.00 SH       SOLE                                   79580.00
ANIMAL HEALTH INTL INC COM     COM              03525N109      606 41850.00 SH       SOLE                                   41850.00
APTARGROUP INC                 COM              038336103     2162 60810.00 SH       SOLE                                   60810.00
ASTEC INDS INC COM             COM              046224101      599 14200.00 SH       SOLE                                   14200.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1684 41430.00 SH       SOLE                                   41430.00
BAKER HUGHES INC               COM              057224107      729  8667.00 SH       SOLE                                    8667.00
BANK OF NEW YORK MELLON CORP   COM              064058100    15555 375370.41SH       SOLE                                  375370.41
BE AEROSPACE INC COM           COM              073302101      404  9795.00 SH       SOLE                                    9795.00
BJ SERVICES CO                 COM              055482103     1492 52485.00 SH       SOLE                                   52485.00
BROADCOM CORP CL A             cl A             111320107     8205 280525.00SH       SOLE                                  280525.00
CATERPILLAR INC                COM              149123101    16446 210040.36SH       SOLE                                  210040.36
CENTERLINE HOLDINGS            COM              15188t108      724 40250.00 SH       SOLE                                   40250.00
CHEVRONTEXACO CORP             COM              166764100      882 10472.06 SH       SOLE                                   10472.06
CIMAREX ENERGY CO              COM              171798101      486 12350.00 SH       SOLE                                   12350.00
CISCO SYSTEMS INC              COM              17275R102    11511 413324.00SH       SOLE                                  413324.00
CIT GROUP INC                  COM              125581108    16835 307052.96SH       SOLE                                  307052.96
CITRIX SYSTEMS INC             COM              177376100     1737 51590.00 SH       SOLE                                   51590.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2558 34110.00 SH       SOLE                                   34110.00
COLGATE PALMOLIVE CO.          COM              194162103    14742 227329.48SH       SOLE                                  227329.48
COMCAST CORP NEW CL A          cl A             20030N101    13645 485250.66SH       SOLE                                  485250.66
COMCAST CORP SPECIAL           COM              20030n200     2921 104498.00SH       SOLE                                  104498.00
COMMVAULT SYSTEMS INC COM      COM              204166102      510 29550.00 SH       SOLE                                   29550.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1290 19885.00 SH       SOLE                                   19885.00
CYTYC CORP                     COM              232946103     2377 55155.00 SH       SOLE                                   55155.00
DAVITA INC                     COM              23918k108     1480 27485.00 SH       SOLE                                   27485.00
DEAN FOODS CO NEW COM          COM              242370104     1113 34935.00 SH       SOLE                                   34935.00
DONALDSON CO INC               COM              257651109     1498 42160.00 SH       SOLE                                   42160.00
DUN & BRADSTREET CORP          COM              26483e100     3538 34365.00 SH       SOLE                                   34365.00
DYNAMIC MATLS CORP COM         COM              267888105      701 18700.00 SH       SOLE                                   18700.00
EMERSON ELECTRIC CO            COM              291011104    15102 322703.69SH       SOLE                                  322703.69
EMULEX CORP NEW                COM              292475209     2837 129915.00SH       SOLE                                  129915.00
EQUIFAX INC                    COM              294429105      608 13701.00 SH       SOLE                                   13701.00
EURONET WORLDWIDE              COM              298736109      473 16225.00 SH       SOLE                                   16225.00
EXXON MOBIL CORP               COM              30231G102    15775 188077.07SH       SOLE                                  188077.07
FIRST CASH FINL SVCS INC       COM              31942D107      544 23225.00 SH       SOLE                                   23225.00
FISERV INC                     COM              337738108     1819 32030.00 SH       SOLE                                   32030.00
FREEPORT MCMORAN C&G B         COM              35671D857     1168 14111.00 SH       SOLE                                   14111.00
GAMING PARTNERS INTL COM       COM              36467a107      665 47825.00 SH       SOLE                                   47825.00
GEN-PROBE INC NEW COM          COM              36866T103     3222 53340.00 SH       SOLE                                   53340.00
GENERAL ELECTRIC CO            COM              369604103    14412 376489.36SH       SOLE                                  376489.36
HCC INSURANCE HOLDINGS INC     COM              404132102     3184 95315.00 SH       SOLE                                   95315.00
HEALTHCARE SVCS GP INC         COM              421906108      906 30725.00 SH       SOLE                                   30725.00
HEALTHTRONICS INC COM          COM              42222L107      331 76100.00 SH       SOLE                                   76100.00
HEALTHWAYS INC COM             COM              422245100      503 10625.00 SH       SOLE                                   10625.00
HENRY SCHEIN INC               COM              806407102     1596 29885.00 SH       SOLE                                   29885.00
HMS HOLDINGS CORP              COM              40425j101     1487 77725.00 SH       SOLE                                   77725.00
HOLLY CORP NEW $0.01 PAR       COM              435758305      321  4340.00 SH       SOLE                                    4340.00
IAC INTERACTIVECORP COM NEW    COM              44919P300     1422 41100.00 SH       SOLE                                   41100.00
IBM                            COM              459200101    10336 98204.70 SH       SOLE                                   98204.70
INTERCONTINENTALEXCHAN COM     COM              45865v100     1756 11880.00 SH       SOLE                                   11880.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      528 12200.00 SH       SOLE                                   12200.00
ISHARES TR S&P SMLCAP 600      S&P smlcap 600   464287804      664  9340.00 SH       SOLE                                    9340.00
J P MORGAN CHASE & CO.         COM              46625h100    14884 307213.63SH       SOLE                                  307213.63
JOSEPH BANK CLOTHIERS          COM              480838101      605 14590.00 SH       SOLE                                   14590.00
JUNIPER NETWORK INC            COM              48203R104     2049 81420.00 SH       SOLE                                   81420.00
KBW INC                        COM              482423100      455 15500.00 SH       SOLE                                   15500.00
KELLOGG CO                     COM              487836108    13741 265340.00SH       SOLE                                  265340.00
KENEXA CORP COM                COM              488879107      319  8475.00 SH       SOLE                                    8475.00
KNOT INC COM                   COM              499184109      456 22600.00 SH       SOLE                                   22600.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    17319 177832.91SH       SOLE                                  177832.91
LADISH INC                     COM              505754200      522 12150.00 SH       SOLE                                   12150.00
LAZARD LTD SHS A               COM              G54050102     2517 55900.00 SH       SOLE                                   55900.00
LIFECELL                       COM              531927101      513 16825.00 SH       SOLE                                   16825.00
LKQ CORP COM                   COM              501889208     2055 83343.00 SH       SOLE                                   83343.00
LOGITECH INTL                  COM              h50430232     1631 61835.00 SH       SOLE                                   61835.00
LUFKIN INDUSTRIES INC          COM              549764108      458  7100.00 SH       SOLE                                    7100.00
MEDTRONIC INC                  COM              585055106    15239 293867.61SH       SOLE                                  293867.61
METLIFE INSURANCE              COM              59156R108    16688 258813.91SH       SOLE                                  258813.91
MICROCHIP TECHNOLOGY INC       COM              595017104     1520 41045.00 SH       SOLE                                   41045.00
MICROSOFT CORP                 COM              594918104    10490 355958.25SH       SOLE                                  355958.25
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103     2475 15190.00 SH       SOLE                                   15190.00
MORGAN STANLEY                 COM              617446448     9686 115485.40SH       SOLE                                  115485.40
NATCO                          COM              63227W203     1653 35925.00 SH       SOLE                                   35925.00
NEWFIELD EXPLORATION CO.       COM              651290108     2501 54915.00 SH       SOLE                                   54915.00
NOBLE ENRGY INC COM            COM              655044105     1734 27805.00 SH       SOLE                                   27805.00
NUCO2                          COM              629428103      461 17975.00 SH       SOLE                                   17975.00
OCCIDENTAL PETE CORP           COM              674599105    10892 188182.61SH       SOLE                                  188182.61
PEABODY ENERGY CORP COM        COM              704549104     5664 117074.09SH       SOLE                                  117074.09
PEPSICO INC                    COM              713448108    15618 240833.13SH       SOLE                                  240833.13
POOL CORP                      COM              73278l105     1611 41300.00 SH       SOLE                                   41300.00
PPD INC                        COM              717124101     1672 43710.28 SH       SOLE                                   43710.28
PRAXAIR INC                    COM              74005P104    18789 260997.93SH       SOLE                                  260997.93
PRECISION CASTPARTS CP COM     COM              740189105     2448 20175.00 SH       SOLE                                   20175.00
PROCTER & GAMBLE CO            COM              742718109      768 12552.19 SH       SOLE                                   12552.19
QUAKER CHEMICAL CORP           COM              747316107      556 23600.00 SH       SOLE                                   23600.00
QUEST SOFTWARE INC             COM              74834t103      466 28825.00 SH       SOLE                                   28825.00
RBC BEARINGS INC.              COM              75524b104      533 12925.00 SH       SOLE                                   12925.00
REINSURANCE GP AMER            COM              759351109     1627 27015.00 SH       SOLE                                   27015.00
RENT A CTR INC NEW             COM              76009n100     1487 56715.00 SH       SOLE                                   56715.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      713 19555.00 SH       SOLE                                   19555.00
ROCKWELL COLLINS INC           COM              774341101     3308 46840.00 SH       SOLE                                   46840.00
ROPER INDUSTRIES               COM              776696106     1796 31460.00 SH       SOLE                                   31460.00
SCHLUMBERGER LTD               COM              806857108    12108 142548.70SH       SOLE                                  142548.70
SCRIPPS E W CO OHIO CL A       cl A             811054204     1749 38295.00 SH       SOLE                                   38295.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      229  8950.00 SH       SOLE                                    8950.00
SECURITY CAPITAL ASSURANCE     COM              g8018d107     2163 70075.00 SH       SOLE                                   70075.00
SEI INVESTMENTS CO COM         COM              784117103     1545 53215.00 SH       SOLE                                   53215.00
SMITH INTERNATIONAL INC        COM              832110100     1816 30970.00 SH       SOLE                                   30970.00
SOTHEBYS HLDGS INC CL A        cl A             835898107     2042 44390.00 SH       SOLE                                   44390.00
STAPLES INC                    COM              855030102    14536 612575.00SH       SOLE                                  612575.00
T ROWE PRICE GROUP INC         COM              74144t108    17666 340462.51SH       SOLE                                  340462.51
TALEO CORP CL A                cl A             87424n104      567 25175.00 SH       SOLE                                   25175.00
TEREX CORP                     COM              880779103     3028 37250.00 SH       SOLE                                   37250.00
TESORO CORPORATION             COM              881609101     1686 29510.17 SH       SOLE                                   29510.17
TETRA TECH INC NEW             COM              88162g103      522 24250.00 SH       SOLE                                   24250.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      544 24350.00 SH       SOLE                                   24350.00
TEXAS INSTRUMENTS INC          COM              882508104    11704 311050.35SH       SOLE                                  311050.35
THE BANCORP, INC               COM              05969a105      486 21775.00 SH       SOLE                                   21775.00
THERMO FISHER SCIENTIFIC INC   COM              883556102    17118 330977.00SH       SOLE                                  330977.00
THQ INC                        COM              872443403     2100 68840.00 SH       SOLE                                   68840.00
TRANSOCEAN INC.                COM              G90078109    15124 142715.00SH       SOLE                                  142715.00
TRIDENT MICROSYSTEMS COM       COM              895919108      491 26800.00 SH       SOLE                                   26800.00
UAP HLDG CORP COM              COM              903441103     3315 109995.00SH       SOLE                                  109995.00
UNITED RETAIL GROUP COM        COM              911380103      412 35450.00 SH       SOLE                                   35450.00
UNITED TECHNOLOGIES CORP       COM              913017109      202  2850.00 SH       SOLE                                    2850.00
VCA ANTECH INC                 COM              918194101     1840 48835.00 SH       SOLE                                   48835.00
WATSON WYATT WORLDWIDE         COM              942712100      821 16275.00 SH       SOLE                                   16275.00
WD-40 COMPANY                  COM              929236107      518 15775.00 SH       SOLE                                   15775.00
WELLS FARGO & CO-NEW           COM              949746101      257  7320.00 SH       SOLE                                    7320.00
WYETH                          COM              983024100    17188 299756.01SH       SOLE                                  299756.01
I SHARES S&P EUROPE 350        S&P Euro Plus    464287861     2647    22646 SH       SOLE                                      22646
ISHARES MSCI PACIFIC EX-JAPAN  MSCI Pac J IDX   464286665      780     5330 SH       SOLE                                       5330
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3007    37237 SH       SOLE                                      37237
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      636    31038 SH       SOLE                                      31038